INVESTMENT IN NON-CONSOLIDATED AFFILIATES (Schedule of Purchase Price Allocation) (Details)	Dec. 31, 2012 USD ($)	Dec. 31, 2012 CNY	Dec. 31, 2011 CNY	Dec. 31, 2012 Second 2012 Affiliate Company [Member] CNY	Dec. 14, 2012 Second 2012 Affiliate Company [Member]	Nov. 15, 2012 Second 2012 Affiliate Company [Member]
Schedule of Equity Method Investments [Line Items]
Fair value of net assets acquired				752,396
Identifiable intangible assets				10,180,016
Deferred tax liabilities arising from the acquisition				(2,545,004)
Goodwill				20,539,746
Total purchase price	$ 6,746,437	42,030,976	15,548,648	28,927,154
Ownership interest				35.00%	14.00%	21.00%